Label	Element	Value
Innovator U.S. Equity 10 Buffer ETF™ - Quarterly | State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $1.61 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	106.90%
Innovator U.S. Equity 10 Buffer ETF™ - Quarterly | State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $650.33 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.60%
Innovator U.S. Equity 10 Buffer ETF™ - Quarterly | State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $585.31 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Innovator U.S. Equity 10 Buffer ETF™ - Quarterly | State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $678.69 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(7.40%)